Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	1.86947%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,669,314.22

Principal:
Principal Collections	$19,606,429.41
Prepayments in Full	$9,694,228.98
Liquidation Proceeds	$351,864.49
Recoveries	$74,936.57
Sub Total	$29,727,459.45
Collections	$31,396,773.67

Purchase Amounts:
Purchase Amounts Related to Principal	$296,274.58
Purchase Amounts Related to Interest	$989.32
Sub Total	$297,263.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,694,037.57

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,694,037.57
Servicing Fee	$545,678.73	$545,678.73	$0.00	$0.00	$31,148,358.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,148,358.84
Interest - Class A-2a Notes	$7,056.04	$7,056.04	$0.00	$0.00	$31,141,302.80
Interest - Class A-2b Notes	$8,225.54	$8,225.54	$0.00	$0.00	$31,133,077.26
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$30,709,693.93
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$30,557,085.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,557,085.93
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$30,496,174.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,496,174.68
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$30,449,201.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,449,201.68
Regular Principal Payment	$27,700,345.07	$27,700,345.07	$0.00	$0.00	$2,748,856.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,748,856.61
Residual Released to Depositor	$0.00	$2,748,856.61	$0.00	$0.00	$0.00
Total		$31,694,037.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,700,345.07
Total					$27,700,345.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$7,840,047.05	$28.51	$7,056.04	$0.03	$7,847,103.09	$28.54
Class A-2b Notes	$5,279,915.32	$28.51	$8,225.54	$0.04	$5,288,140.86	$28.55
Class A-3 Notes	$14,580,382.70	$38.17	$423,383.33	$1.11	$15,003,766.03	$39.28
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$27,700,345.07	$21.04	$699,157.16	$0.53	$28,399,502.23	$21.57

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$7,840,047.05	0.0285093	$0.00	0.0000000
Class A-2b Notes	$5,279,915.32	0.0285093	$0.00	0.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$367,419,617.30	0.9618315
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$581,449,962.37	0.4415528	$553,749,617.30	0.4205172

Pool Information
Weighted Average APR	2.835%	2.826%
Weighted Average Remaining Term	38.81	38.00
Number of Receivables Outstanding	38,614	37,796
Pool Balance	$654,814,480.36	$624,481,008.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$610,507,170.65	$582,351,823.50
Pool Factor	0.4610401	0.4396830

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$9,367,215.13
Yield Supplement Overcollateralization Amount	$42,129,184.96
Targeted Overcollateralization Amount	$70,731,391.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,731,391.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$384,674.44
(Recoveries)		90	$74,936.57
Net Loss for Current Collection Period			$309,737.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5676%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7602%
Second Prior Collection Period			0.6898%
Prior Collection Period			0.7960%
Current Collection Period			0.5811%
Four Month Average (Current and Prior Three Collection Periods)			0.7067%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,086	$9,453,791.42
(Cumulative Recoveries)			$869,321.63
Cumulative Net Loss for All Collection Periods			$8,584,469.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6044%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,532.02
Average Net Loss for Receivables that have experienced a Realized Loss			$4,115.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.56%	464	$9,743,545.21
61-90 Days Delinquent	0.17%	51	$1,059,369.07
91-120 Days Delinquent	0.06%	14	$372,194.07
Over 120 Days Delinquent	0.07%	25	$447,599.60
Total Delinquent Receivables	1.86%	554	$11,622,707.95

Repossession Inventory:
Repossessed in the Current Collection Period		37	$799,730.46
Total Repossessed Inventory		58	$1,273,990.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2436%
Prior Collection Period			0.2279%
Current Collection Period			0.2381%
Three Month Average			0.2365%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3009%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer